EATON VANCE MANAGEMENT Two International Place Boston, Massachusetts 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

June 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Diversified Income Fund (the “Fund”)
Post-Effective Amendment No. 144 (1933 Act File No. 02-90946)
Amendment No. 147 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits.

     The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant. The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 143 filed with the Securities and Exchange Commission (the “Commission”) on May 1, 2009 (Accession No. 0000940394-09-000342) pursuant to Rule 485(a) under the 1933 Act.

     The Amendment is filed for the purpose of updating certain disclosures, including the insertion of the semiannual financial highlights relating to the Fund, and in conjunction therewith contains other non-material changes. The Amendment is filed pursuant to Rule 485(b) under the 1933 Act and will be effective July 1, 2009. Pursuant to Rule 485(b)(4), counsel’s representation letter dated June 30, 2009 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the office of the Registrant.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8570 or fax (617) 672-1570.

Very truly yours, /s/ Kathryn A. McElroy Kathryn A. McElroy, Esq. Vice President